Consolidated Statements of Changes in Convertible Preferred Stock and Stockholders' Equity (Deficit) (USD $) In Thousands, except Share data	Total	Preferred Stock	Common Stock	Additional paid-in capital	Equity (Deficit) accumulated during development state	Series A Preferred Stock	Series A Preferred Stock Preferred Stock	Series A Preferred Stock Common Stock	Series A Preferred Stock Additional paid-in capital	Series B Convertible Preferred Stock	Series B Convertible Preferred Stock Preferred Stock	Series B Convertible Preferred Stock Common Stock	Series B Convertible Preferred Stock Additional paid-in capital	Series C Convertible Preferred Stock	Series C Convertible Preferred Stock Preferred Stock	Series C Convertible Preferred Stock Common Stock	Series C Convertible Preferred Stock Additional paid-in capital
Beginning balance at Jun. 28, 2006
Beginning balance, shares at Jun. 28, 2006
Net loss	(123)				(123)
Ending balance at Dec. 31, 2006	(123)				(123)
Ending balance, shares at Dec. 31, 2006
Issuance of Common Stock to founders	2		2
Issuance of Common Stock to founders, shares			2,125,096
Issuance of restricted Common Stock to non-employees	2		2
Issuance of restricted Common Stock to non-employees, shares			2,180,000
Issuance of restricted Common Stock to employees	1		1
Issuance of restricted Common Stock to employees, shares			457,170
Stock-based compensation expense	13			13
Net loss	(2,645)			(2,645)	(2,645)
Ending balance at Dec. 31, 2007	(2,750)		5	13	(2,768)
Ending balance, shares at Dec. 31, 2007			4,762,266
Stock-based compensation expense	25			25
Contribution of services by stockholder	20			20
Net loss	(3,798)				(3,798)
Ending balance at Dec. 31, 2008	(6,503)		5	58	(6,566)
Ending balance, shares at Dec. 31, 2008			4,762,266
Issuance of Common Stock to non-employees for services, shares			5,000
Stock-based compensation expense	39			39
Contribution of services by stockholder	40			40
Net loss	(3,666)				(3,666)
Ending balance at Dec. 31, 2009	(10,090)		5	137	(10,232)
Ending balance, shares at Dec. 31, 2009			4,767,266
Issuance of Convertible Preferred Stock for cash							21,681
Issuance of Convertible Preferred Stock for cash, shares							2,584,166
Issuance of Convertible Preferred Stock for purchase of Asphelia assets							10,508
Issuance of Convertible Preferred Stock for purchase of Asphelia assets, shares							1,773,719
Costs related to issuance of Convertible Preferred Stock, including the fair value of Common Stock warrants						621	(2,912)		621
Reclassification of fair value of warrant liability	234			234
Change in fair value of embedded conversion feature related to convertible debt	831			831
Issuance of Common Stock to non-employees for services	82			82
Issuance of Common Stock to non-employees for services, shares			23,836
Issuance of Common Stock warrants to non-employees for services	38			38
Stock-based compensation expense	2,329			2,329
Contribution of services by stockholder	40			40
Net loss	(9,982)				(9,982)
Ending balance at Dec. 31, 2010	(15,897)	29,277	5	4,312	(20,214)
Ending balance, shares at Dec. 31, 2010		4,357,885	4,791,102
Issuance of Convertible Preferred Stock for cash															25,785
Issuance of Convertible Preferred Stock for cash, shares															4,612,624
Issuance of Convertible Preferred Stock for purchase of Asphelia assets											16,114
Issuance of Convertible Preferred Stock for purchase of Asphelia assets, shares											2,525,677
Costs related to issuance of Convertible Preferred Stock, including the fair value of Common Stock warrants															(4,171)
Issuance of Common Stock for conversion of Convertible Preferred Stock						29,277	(29,277)	4	29,273	16,113	(16,114)	2	16,111	21,614	(21,614)	5	21,609
Issuance of Common Stock for conversion of Convertible Preferred Stock, shares							(4,357,885)	4,357,885			(2,525,677)	2,525,677			(4,612,624)	4,612,624
Issuance of Common Stock dividend to Preferred stockholders, value								2	(2)
Issuance of Common Stock dividend to Preferred stockholders, shares								2,178,917
Exercise of stock options	193		1	192
Exercise of stock options, shares			138,040
Warrant liability	2,693			2,693
Stock-based compensation expense	1,469			1,469
Contribution of services by stockholder	30			30
Net loss	(36,360)				(36,360)
Ending balance at Dec. 31, 2011	$ 19,132		$ 19	$ 75,687	$ (56,574)
Ending balance, shares at Dec. 31, 2011			18,604,245